Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (325,578)	$ (310,502)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(306,923)	(286,611)
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	3,759	(2,196)
Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(23,107)	(22,033)
Water [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	693	338
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(100,022)	(103,001)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(60,449)	(46,278)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (165,107)	$ (161,223)